UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	April 17, 2003

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	74

Form 13F Information Table Value Total:	$163,651,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                com              00184a105     1932   177860 SH       SOLE                   177860
Abbott Labs                    com              002824100      263     6980 SH       SOLE                     6980
Adobe Systems Inc              com              00724F101     3608   117036 SH       SOLE                   117036
Affiliated Computer Services   com              008190100     2923    66050 SH       SOLE                    66050
Altria Group Inc (formerly Phi com              02209s103      346    11550 SH       SOLE                    11550
Amer Intl Group                com              026874107     3715    75131 SH       SOLE                    75131
American Express               com              025816109     4336   130480 SH       SOLE                   130480
AmerisourceBergen Corp         com              03073e105     3048    58050 SH       SOLE                    58050
Amgen Inc.                     com              031162100     6580   114344 SH       SOLE                   114344
Anheuser-Busch                 com              035229103      895    19200 SH       SOLE                    19200
Apache Corp                    com              037411105     4282    69362 SH       SOLE                    69362
Applied Materials Inc          com              038222105     2212   175820 SH       SOLE                   175820
Bank of America Corp           com              060505104      811    12139 SH       SOLE                    12139
Bank of New York Inc           com              064057102      531    25900 SH       SOLE                    25900
Boeing                         com              097023105      459    18300 SH       SOLE                    18300
Check Point Software Technolog com              m22465104      763    52700 SH       SOLE                    52700
ChevronTexaco Corp             com              166764100      295     4556 SH       SOLE                     4556
Cisco Systems Inc              com              17275R102     2608   200919 SH       SOLE                   200919
Citigroup Inc                  com              172967101     3722   108048 SH       SOLE                   108048
Coca Cola Co.                  com              191216100      591    14600 SH       SOLE                    14600
Costco Wholesale Corp          com              22160k105      503    16740 SH       SOLE                    16740
Disney                         com              254687106     3326   195393 SH       SOLE                   195393
Equitable Resources            com              294549100     2926    78000 SH       SOLE                    78000
Exxon Mobil Corp               com              30231g102      677    19360 SH       SOLE                    19360
Federal National Mortgage Asso com              313586109     3369    51550 SH       SOLE                    51550
First Data Corp                com              319963104     3196    86350 SH       SOLE                    86350
General Electric               com              369604103     4400   172545 SH       SOLE                   172545
Genzyme Corp                   com              372917104     3143    86230 SH       SOLE                    86230
Golden West Financial Corp     com              381317106      367     5100 SH       SOLE                     5100
Goldman Sachs Group Inc        com              38141g104     3209    47130 SH       SOLE                    47130
Guidant Corporation (spinoff f com              401698105      206     5700 SH       SOLE                     5700
H & R Block Inc.               com              093671105     3127    73250 SH       SOLE                    73250
HCA Inc                        com              404119109     2189    52925 SH       SOLE                    52925
Home Depot                     com              437076102     2725   111855 SH       SOLE                   111855
I. B. M.                       com              459200101     3288    41921 SH       SOLE                    41921
Intel Corp                     com              458140100     2573   158068 SH       SOLE                   158068
Johnson & Johnson              com              478160104      780    13484 SH       SOLE                    13484
Kimberly Clark Corp.           com              494368103      205     4500 SH       SOLE                     4500
Kroger Co.                     com              501044101     2597   197500 SH       SOLE                   197500
Marsh & McLennan               com              571748102     3467    81320 SH       SOLE                    81320
Merck & Co.                    com              589331107      663    12100 SH       SOLE                    12100
Microsoft                      com              594918104     6113   252500 SH       SOLE                   252500
NASDAQ-100 Shares              com              631100104      353    13992 SH       SOLE                    13992
Nike Inc Class B               com              654106103     2791    54274 SH       SOLE                    54274
Northrop Grumman Corp          com              666807102     2450    28550 SH       SOLE                    28550
Paccar Inc.                    com              693718108      455     9045 SH       SOLE                     9045
Pepsico Inc.                   com              713448108      362     9055 SH       SOLE                     9055
Pfizer                         com              717081103     4584   147109 SH       SOLE                   147109
Procter & Gamble               com              742718109      385     4320 SH       SOLE                     4320
Royal Dutch Petro-NY Shares (e com              780257804      216     5310 SH       SOLE                     5310
S&P 500 Depository Receipt     com              78462f103      971    11460 SH       SOLE                    11460
S&P Mid-Cap 400 Depository Rec com              595635103     6171    82500 SH       SOLE                    82500
Safeco Corp.                   com              786429100      673    19250 SH       SOLE                    19250
Starbucks Corporation          com              855244109     5363   208172 SH       SOLE                   208172
Starwood Hotels & Resorts      com              85590A203     2887   121350 SH       SOLE                   121350
State Street Corp              com              857477103     2854    90240 SH       SOLE                    90240
Sungard Data Systems           com              867363103     2816   132200 SH       SOLE                   132200
Symantec Corp                  com              871503108     2276    58100 SH       SOLE                    58100
Sysco Corp                     com              871829107     3476   136650 SH       SOLE                   136650
Target Corp                    com              87612e106     3804   129995 SH       SOLE                   129995
Telefonica SA - Spons ADR      com              879382208      433    15453 SH       SOLE                    15453
Teva Pharmaceutical Industries com              881624209     2820    67700 SH       SOLE                    67700
Tiffany & Company              com              886547108     3302   132088 SH       SOLE                   132088
Transocean Inc                 com              G90078109     1517    74190 SH       SOLE                    74190
Tribune Company                com              896047107      237     5257 SH       SOLE                     5257
United Technologies            com              913017109     2637    45635 SH       SOLE                    45635
Wal-Mart                       com              931142103      208     4000 SH       SOLE                     4000
Washington Federal Inc.        com              938824109      315    14960 SH       SOLE                    14960
Washington Mutual Inc          com              939322103      713    20225 SH       SOLE                    20225
Waters Corp                    com              941848103     2384   112660 SH       SOLE                   112660
Weatherford International Ltd  com              g95089101     4319   114349 SH       SOLE                   114349
Weyerhaeuser Co.               com              962166104      244     5100 SH       SOLE                     5100
PIMCO Short Term Fund - Instit                  693390601      831 82799.633SH       SOLE                82799.633
PIMCO Total Return Fund                         693390700     3838 355687.351SH      SOLE               355687.351